STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) - Private Placement Warrants	9 Months Ended
Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Sale of Private Placement Warrants (in shares)	2,865,000
Number of representative shares issued during the period	115,000